First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest - Redeemable Noncontrolling Interest Activity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning Balance	$ 70	$ 69	$ 69	$ 68
Distributions	(8)	(9)	(35)	(35)
Share of income	8	9	34	34
Adjustment to redemption value of redeemable noncontrolling interest	(8)	(2)	2	2
Ending Balance	$ 78	$ 71	$ 70	$ 69